Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2018	185,930,331	$5,107.8
Exercise of stock options	94,018	5.5
Vesting of restricted share units	52,882	3.3
Dividend reinvestment plan (Note 15(c))	615,250	41.7
Balance at December 31, 2018	186,692,481	$5,158.3
At-the-market equity offering (Note 15(b))	1,433,400	136.0
Acquisition of Salares Norte (Note 3(e))	366,499	27.0
Exercise of stock options	283,863	17.3
Vesting of restricted share units	46,375	3.3
Dividend reinvestment plan (Note 15(c))	558,770	48.8
Balance at December 31, 2019	189,381,388	$5,390.7

Schedule of dividends paid

	2019	2018
Cash dividends	$138.2	$136.1
DRIP dividends	48.8	41.7
	$187.0	$177.8

Schedule of options to purchase common shares that have been granted

	2019			2018
		Weighted			Weighted
		average exercise			average exercise
	Number	price		Number	price
Stock options outstanding, beginning of year	1,015,409	C$	69.13	955,603	C$	64.48
Granted	104,881	C$	129.32	153,824	C$	92.77
Exercised	(283,863)	C$	59	(94,018)	C$	60.49
Stock options outstanding, end of the year	836,427	C$	80.01	1,015,409	C$	69.13

Exercisable stock options, end of the year	596,402	C$	68.05	710,064	C$	60.40

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	2019	2018
Risk-free interest rate	1.62%	2.05%
Expected dividend yield	1.02%	1.38%
Expected price volatility of the Company’s common shares	27.5%	32.7%
Expected life of the option	4 years	5 years
Forfeiture rate	0%	0%

Schedule of options to purchase common shares outstanding, exercise prices and weighted average lives to maturity

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$33.12	1,500	1,500	0.90
C$40.87	38,076	38,076	3.95
C$42.43	2,000	2,000	2.25
C$46.17	90,000	90,000	3.63
C$55.58	27,397	27,397	2.95
C$58.67	35,000	35,000	5.64
C$59.52	53,376	53,376	4.95
C$65.76	65,258	65,258	5.95
C$75.45	178,936	178,936	6.95
C$88.76	45,082	13,261	8.64
C$94.57	98,562	27,835	8.95
C$100.10	96,359	63,763	7.95
C$129.32	104,881	—	9.95
	836,427	596,402	6.86

Schedule of share purchase warrants

	2019	2018
Common shares outstanding	189,381,388	186,692,481
Stock options	836,427	1,015,409
Restricted Share Units	108,978	115,337
	190,326,793	187,823,227